Operating Lease - Schedule of Operating Lease Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Lease Expenses [Abstract]
Operating lease cost	$ 140,055	$ 203,466
Weighted-average remaining lease term (years)
Operating leases	1 year 11 months 12 days	1 year 9 months
Weighted-average discount rate (%)
Operating leases	8.00%	8.00%